Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Beginning Balance	¥ 3,103,144	¥ 3,065,835	¥ 2,953,201
Total other comprehensive income (loss)	76,744	34,277	(60,272)
Ending Balance	3,371,401	3,103,144	3,065,835
Net unrealized gains (losses) on investment in securities
Beginning Balance	(16,208)	(5,001)	17,389
Net unrealized gains (losses)	(52,477)	(11,188)	(17,637)
Reclassification adjustment included in net income, net of tax	(4,207)	6	(4,819)
Total other comprehensive income (loss)	(56,684)	(11,182)	(22,456)
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	25	(66)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		0	0
Ending Balance	(72,892)	(16,208)	(5,001)
Debt Valuation Adjustments
Beginning Balance	558	1,457	582
Net unrealized gains (losses)	(311)	(826)	920
Reclassification adjustment included in net income, net of tax	(26)	(73)	(45)
Total other comprehensive income (loss)	(337)	(899)	875
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		0	0
Ending Balance	221	558	1,457
Defined benefit pension plans
Beginning Balance	(21,073)	(26,375)	(27,902)
Net unrealized gains (losses)	12,626	4,511	886
Reclassification adjustment included in net income, net of tax	376	819	643
Total other comprehensive income (loss)	13,002	5,330	1,529
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	1	28	2
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		0	0
Ending Balance	(8,072)	(21,073)	(26,375)
Foreign currency translation adjustments
Beginning Balance	(36,456)	(72,471)	(43,558)
Net unrealized gains (losses)	105,079	32,180	(40,605)
Reclassification adjustment included in net income, net of tax	614	4,066	8,941
Total other comprehensive income (loss)	105,693	36,246	(31,664)
Transaction with noncontrolling interests	(1,472)		4
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	5,851	511	(2,550)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		(280)	(197)
Ending Balance	61,914	(36,456)	(72,471)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(11,471)	(16,142)	(7,854)
Net unrealized gains (losses)	10,634	(997)	(6,385)
Reclassification adjustment included in net income, net of tax	4,436	5,779	(2,171)
Total other comprehensive income (loss)	15,070	4,782	(8,556)
Transaction with noncontrolling interests	(3)		(2)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	808	111	(270)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		0	0
Ending Balance	2,788	(11,471)	(16,142)
AOCI Attributable to Parent
Beginning Balance	(84,650)	(118,532)	(61,343)
Total other comprehensive income (loss)	76,744	34,277	(60,272)
Transaction with noncontrolling interests	(1,475)		2
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	6,660	675	(2,884)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests		(280)	(197)
Ending Balance	¥ (16,041)	¥ (84,650)	¥ (118,532)